Net Loss Per Share - Summary of Securities Potentially Dilute Loss Per Share in Future Were Not Included in Computation of Diluted Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities potentially dilute loss per share in future were not included in computation of diluted loss per share	11,467,697	4,516,144	15,862,276	5,250,004
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities potentially dilute loss per share in future were not included in computation of diluted loss per share			6,887,620
Common Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities potentially dilute loss per share in future were not included in computation of diluted loss per share	2,999,950		2,999,950
Unvested Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities potentially dilute loss per share in future were not included in computation of diluted loss per share	323,348	676,092	499,720	852,464
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities potentially dilute loss per share in future were not included in computation of diluted loss per share	3,780,865	242,064	5,474,986	4,397,540